UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2020

Date of reporting period:	10/31/2019

Item 1 – Reports to Stockholders –

PGIM MUNI HIGH INCOME FUND

SEMIANNUAL REPORT

OCTOBER 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of October 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Muni High Income Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Muni High Income Fund informative and useful. The report covers performance for the six-month period ended October 31, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Muni High Income Fund

December 16, 2019

PGIM Muni High Income Fund	5

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 10/31/19 (without sales charges)	Average Annual Total Returns as of 10/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	4.43	6.53	4.03	5.45	—
Class B	4.20	4.59	4.23	5.51	—
Class C	4.04	8.29	3.95	5.04	—
Class Z	4.55	10.25	4.97	6.07	—
Class R6	4.56	10.39	N/A	N/A	5.57 (6/27/17)
Bloomberg Barclays Municipal Bond Index
	3.54	9.42	3.55	4.40	—
Bloomberg Barclays Municipal High Yield Bond Index
	5.28	11.65	6.11	7.18	—
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)
	4.41	10.53	4.84	5.80	—

Source: PGIM Investments LLC and Lipper Inc.

*Annualized

Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	For purchases on or after July 15, 2019: 3.25% of the public offering price. For purchases prior to July 15, 2019: 4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.50%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 4.28%.

Bloomberg Barclays Municipal High Yield Bond Index—The Bloomberg Barclays Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 7.75%.

PGIM Muni High Income Fund	7

Your Fund’s Performance (continued)

Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)—This is a custom blend of the Bloomberg Barclays Municipal Bond Index (50%) and the Bloomberg Barclays Municipal High Yield Bond Index (50%). The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 8.09%.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 10/31/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0 (%)	40.8 (%)		37.0 (%)	40.8 (%)
Class A	0.19	1.92	3.05	3.24	1.92	3.05	3.24
Class B	0.17	1.53	2.43	2.58	1.53	2.43	2.58
Class C	0.15	1.24	1.97	2.09	1.24	1.97	2.09
Class Z	0.21	2.21	3.51	3.73	2.21	3.51	3.73
Class R6	0.21	2.23	3.54	3.77	2.08	3.30	3.51

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only. The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. The taxable equivalent yields presented in the table use the highest marginal federal individual income tax rate (37.0%) and the highest marginal federal individual income tax rate plus the 3.8% net investment income tax (40.8%).

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Credit Quality expressed as a percentage of total investments as of 10/31/19 (%)
AAA	4.9
AA	8.6
A	22.4
BBB	29.0
BB	10.7
B	3.7
CCC	1.3
CC	1.1
Not Rated	17.5
Cash & Cash Equivalents	0.8
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

PGIM Muni High Income Fund	9

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Muni High Income Fund		Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,044.30	0.85%	$4.37
	Hypothetical	$1,000.00	$1,020.86	0.85%	$4.32
Class B	Actual	$1,000.00	$1,042.00	1.29%	$6.62
	Hypothetical	$1,000.00	$1,018.65	1.29%	$6.55
Class C	Actual	$1,000.00	$1,040.40	1.60%	$8.21
	Hypothetical	$1,000.00	$1,017.09	1.60%	$8.11
Class Z	Actual	$1,000.00	$1,045.50	0.62%	$3.19
	Hypothetical	$1,000.00	$1,022.02	0.62%	$3.15
Class R6	Actual	$1,000.00	$1,045.60	0.60%	$3.09
	Hypothetical	$1,000.00	$1,022.12	0.60%	$3.05

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2019, and divided by the 366 days in the Fund’s fiscal year ending April 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Muni High Income Fund	11

Schedule of Investments (unaudited)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.8%

MUNICIPAL BONDS

Alabama 0.4%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%		10/01/44	500	$562,575
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250		10/01/48	500	570,320
Selma Indl. Dev. Brd. Rev.,
Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800		05/01/34	1,000	1,020,580
Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250		11/01/33	1,750	1,750,000

					3,903,475

Alaska 0.6%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Ser. A	4.000		10/01/49	3,980	4,311,295
Valdez Marine Term Rev., Exxon Pipeline Co. Proj., Rfdg., FRDD (Mandatory put date 11/01/19)	1.300	(cc)	10/01/25	900	900,000

					5,211,295

Arizona 4.1%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Ser. A, Rfdg., 144A	5.375		07/01/50	1,000	1,093,680
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Ser. A, 144A	5.750		07/15/48	1,500	1,678,005
Glendale Indl. Dev. Auth. Rev., Sun Hlth. Svcs. Ser. A, Rfdg.	5.000		11/15/54	2,000	2,254,540
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000		07/01/35	2,000	2,161,860
Reid Traditional Schs. Projs.	5.000		07/01/47	1,000	1,112,810
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000		07/01/45	1,000	1,065,250
Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000		07/01/46	1,000	1,064,720
Great Hearts Academies Proj.	5.000		07/01/44	2,250	2,432,610
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000		09/01/29	3,000	3,173,700
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	5.000		12/01/32	4,890	6,336,951
Sr. Bonds	5.000		12/01/37	9,705	13,048,761
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000		12/01/50	1,045	1,152,353
Friendship Vlg., Ser. A, Rfdg.	6.250		12/01/42	1,000	1,067,800

					37,643,040

See Notes to Financial Statements.

PGIM Muni High Income Fund	13

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California 8.1%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.(original cost $0; purchased IDB, PCR, LIBOR, OTC)	6.125%		07/01/41	775	$827,855
California Cnty. Tob. Secur. Agcy. Rev.,
Conv., CABS	5.250	(cc)	06/01/21	1,770	1,794,851
Conv., CABS	5.450	(cc)	06/01/28	4,500	4,568,535
Conv., CABS, Ser. B, Rfdg.	5.100	(cc)	06/01/28	1,435	1,435,574
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg. (Pre-refunded 11/15/21)(ee)	5.500		11/15/40	750	817,508
California Mun. Fin. Auth. Rev.,
CHF-Davis I, LLC, W. Village Student Housing Proj.	5.000		05/15/51	1,000	1,179,880
River Chrt. Schs., Ser. A, 144A	5.500		06/01/48	750	833,212
Sr. Lien, LINXS APM Proj., Ser. A, AMT	5.000		12/31/47	1,250	1,456,425
California Poll. Ctrl. Fin. Auth. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000		07/01/39	2,750	2,988,507
Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250		08/01/40	500	515,465
California St.,
GO, Var. Purp.	5.500		11/01/39	1,000	1,003,260
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000		12/01/31	1,000	1,076,600
California St. Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000		07/01/45	750	834,885
Kipp LA Proj., Ser. A, 144A	5.000		07/01/45	650	727,175
Kipp LA Proj., Ser. A, 144A	5.000		07/01/47	820	947,182
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Ser. A, Rfdg., 144A	5.250		11/01/44	750	825,863
BE. Grp. Rfdg., 144A	7.250		11/15/41	500	500,940
Cottage Hlth. Oblig. Grp., Rfdg.	5.000		11/01/40	2,000	2,058,420
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250		12/01/43	4,475	5,218,476
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250		12/01/56	3,500	3,948,105
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.500		12/01/58	3,000	3,517,860
Loma Linda Univ. Med. Ctr., Ser. A, Rfdg.	5.250		12/01/44	1,000	1,107,610
California Tob. Secur. Auth. Rev.,
Rfdg.	5.000		06/01/48	1,500	1,737,825
Rfdg.	5.541	(t)	06/01/54	3,000	457,560
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000		09/01/34	500	561,060
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	6.526	(t)	06/01/47	10,000	1,694,700
Asset Bkd., Sr., Ser. A-2, CABS, Rfdg.	5.300	(cc)	06/01/37	5,000	5,187,750
Ser. A-1, Rfdg.	5.000		06/01/47	1,025	1,053,608

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., (cont’d.)
Ser. A-1, Rfdg.	5.250%	06/01/47	4,000	$4,128,000
Ser. A-2, Rfdg.	5.000	06/01/47	1,500	1,541,865
Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000	09/01/44	1,000	1,122,940
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B, Rfdg.	6.000	09/02/27	1,000	1,085,470
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000	11/15/35	3,510	4,658,718
Ser. A	5.500	11/15/37	685	968,556
M-S-R Energy Auth. Calif. Rev.,
Ser. A	6.500	11/01/39	2,060	3,224,662
Ser. A	7.000	11/01/34	1,650	2,523,312
Palomar Pomerado Healthcare Dist. Calif., COP (Pre-refunded 11/01/20)(ee)	6.000	11/01/41	1,800	1,887,300
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125	05/01/31	1,000	1,050,540
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250	11/01/45	1,000	1,187,810
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	1,000	1,105,020
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	562,075
San Francisco City & Cnty. Arpt. Comm. Rev.,
Second Ser. C, AMT, Rfdg. (Pre-refunded 05/01/21)(ee)	5.000	05/01/25	5	5,283
Second Ser. C, AMT, unrefunded, Rfdg.	5.000	05/01/25	995	1,049,924
Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Vlg. of Sendero	5.625	09/01/36	645	713,963

				75,692,129

Colorado 2.7%
City & Cnty. of Denver Arpt. Sys. Rev., Sub. Sys., Ser. A, AMT, Rfdg.	4.000	12/01/48	2,000	2,161,320
City & Cnty. of Denver Rev., United Airlines Inc. Proj., AMT, Rfdg.	5.000	10/01/32	500	546,825
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt., Chrt. Sch. Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,424,587
Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,070,540
Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	924,276
Windsor Chrt. Sch., Rfdg., 144A	5.000	09/01/46	1,390	1,408,279

See Notes to Financial Statements.

PGIM Muni High Income Fund	15

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)
Colorado Hlth. Facs. Auth. Rev.,
Christian Living Cmntys. Proj., Rfdg.	5.250%	01/01/37	550	$577,539
Commonspirit Hlth., Ser. A, Rfdg.	4.000	08/01/49	2,500	2,672,900
Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,412,388
Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,655,900
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,031,760
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,690,410
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,046,950
Pub. Auth. Energy Nat. Gas Pur. Rev.,
	6.500	11/15/38	4,045	6,155,357

				24,779,031

Connecticut 0.5%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Nuvance Hlth. Iss. Ser. A, Rfdg.	4.000	07/01/49	1,000	1,083,490
Western Conn. Hlth., Ser. M (Pre-refunded 07/01/21)(ee)	5.375	07/01/41	1,250	1,336,050
Harbor Point Infrastructure Impt. Dist. Spl. Assmt., Harbor Point Proj. Rfdg., 144A	5.000	04/01/39	2,000	2,256,380

				4,675,920

Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Chrt. Sch.-Aspira Chrt., Ser. A	5.000	06/01/36	1,000	1,090,440
Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	567,425
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000	07/01/32	1,375	1,498,475

				3,156,340

District of Columbia 1.6%
Dist. of Columbia, Rev.,
Dist. of Columbia Intl., Oblig. Grp.	5.000	07/01/54	1,000	1,173,980
Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,724,315
Gallaudet Univ.	5.500	04/01/34	400	422,128
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/43	850	995,920
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/48	725	849,461
Kipp DC Iss. Ser. A, Rfdg.	5.000	07/01/48	1,250	1,453,012

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia (cont’d.)
Dist. of Columbia, Rev., (cont’d.)
Kipp DC Proj.	4.000%		07/01/49		1,000	$1,076,530
Rocketship DC, Oblig. Grp., Ser. A, 144A	5.000		06/01/49		2,000	2,137,620
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000		10/01/53		2,500	2,669,850

						14,502,816

Florida 8.9%
Alachua Cnty. Hlth. Facs. Auth. Rev., Shands Teaching Hosp. & Clinics	4.000		12/01/49		2,000	2,181,220
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125		05/01/43		2,620	2,698,024
Broward Cnty. Port Facs. Rev., Sr. Bond, Ser. B, AMT	4.000		09/01/49		2,000	2,169,020
Broward Cnty. Sys. Arpt. Rev., Ser. A, AMT	5.250		10/01/43		1,500	1,671,780
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350		07/01/29		1,795	1,830,128
Celebration Pointe CDD 1 Spl. Assmt., Alachua Cnty., 144A	5.000		05/01/48		1,000	1,058,210
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000		06/01/22		1,000	1,094,950
Cityplace CDD Spl. Assmt., Rfdg.	5.000		05/01/26		1,000	1,140,430
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Ser. A	5.625		04/01/43		500	554,205
Nova Southeastern Univ. Proj., Ser. A	6.000		04/01/42		1,000	1,123,430
Florida Dev. Fin. Corp. Rev.,
Bay Area Chrt. Fndtn., Ser. A	7.750		06/15/42		2,000	2,130,220
Renaissance Chrt. Sch., Ser. A	6.000		09/15/40		1,750	1,787,870
Virgin Trains USA Pass, Ser. A, AMT, Rfdg. (Mandatory put date 01/01/29), 144A	6.500	(cc)	01/01/49		5,000	4,704,700
Florida Higher Edl. Facs. Fin. Auth. Rev., Ringling Clg. Proj.	5.000		03/01/47		2,500	2,856,725
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev.,
Priority, Sub-Ser. A, AMT	4.000		10/01/52		3,350	3,605,806
Spl. Purp.—JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000		11/15/26		500	541,660
Spl. Purp.—JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000		11/15/36		4,700	5,015,135
Indigo Cmnty. Dev. Dist. Spl. Assmt., (original cost $820,000; purchased 02/16/05)^(f)	5.750		05/01/36	(d)	820	483,800

See Notes to Financial Statements.

PGIM Muni High Income Fund	17

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)
Lakewood Ranch Stewardship Dist., Spl. Assmt.,
Lakewood Centre North Proj.	4.875%	05/01/45	1,000	$1,046,770
Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	533,795
Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,095,020
N E sector Proj., Phase 1B, 144A	5.450	05/01/48	1,000	1,103,190
Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	261,130
Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,400	1,489,656
Martin Cnty. Indl. Dev. Auth. Rev.,
Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950	12/15/21	1,750	1,772,523
Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200	12/15/25	1,000	1,013,010
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,087,474
North Sumter Cnty. Util. Dependent Dist.,
Solid Wste. Rev.	5.000	10/01/42	2,000	2,141,300
Util. Rev.	5.750	10/01/43	1,500	1,559,370
Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Oblig. Grp., Ser. A	4.000	10/01/49	3,450	3,765,985
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
Baptist Hlth. South Florida, Rfdg.	4.000	08/15/49	1,500	1,643,670
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded 12/01/24)(ee)	5.000	12/01/31	500	588,415
Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,122,010
Pinellas Cnty. Indl. Dev. Auth. Rev., 2017 Fndtn., Global Understanding, Inc., Proj.	5.000	07/01/39	1,000	1,160,220
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	4.000	07/01/48	5,000	5,461,400
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Rfdg. (Pre-refunded 04/01/20)(ee)	5.250	10/01/34	1,250	1,270,588
South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,170,260
Tallahassee Hlth. Facs. Mem. Rev., Ser. A	5.000	12/01/55	1,430	1,600,070
Village CDD No. 7, Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,900	2,025,837
Village CDD No. 8, Fla. Spl. Assmt., Phase II, Rfdg.	6.125	05/01/39	2,075	2,119,446
Village CDD No. 9,
Fla. Spl. Assmt.	7.000	05/01/41	745	806,604
Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	2,070	2,193,848
Village CDD No.10,
Fla. Spl. Assmt.	5.125	05/01/43	1,070	1,154,134
Fla. Spl. Assmt.	6.000	05/01/44	900	1,018,224

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)
Village CDD No.11, Fla. Spl. Assmt.	4.500%		05/01/45	1,395	$1,456,338
Village CDD No.12, Fla. Spl. Assmt., 144A	4.250		05/01/43	2,900	3,090,675

					82,398,275

Georgia 1.2%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000		01/01/30	500	519,850
Atlanta Dev. Auth. Rev.,
GA Proton Treatment Ctr., Ser. A-1	6.000		01/01/23	1,700	1,740,086
GA Proton Treatment Ctr., Ser. A-1	6.500		01/01/29	1,250	1,335,725
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Ser. D, Rfdg.	4.125		11/01/45	2,000	2,133,460
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750		06/01/29	2,000	2,082,240
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150		02/01/20	385	389,632
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000		04/01/44	1,500	1,682,895
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., AMT, Rfdg., 144A	4.000		01/01/38	1,000	1,059,960

					10,943,848

Hawaii 0.4%
Hawaii St. Dept. Budget & Fin. Rev.,
Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Pre-refunded 11/15/19)(ee)	9.000		11/15/44	1,000	1,002,350
Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A, Rfdg.	5.500		07/01/43	2,500	2,792,775

					3,795,125

Illinois 13.0%
Chicago Brd. of Edu.,
GO, Ser. A	5.500		12/01/39	635	665,594
GO, Ser. A, 144A	7.000		12/01/46	1,500	1,908,300
GO, Ser. A, CABs, Rfdg.	2.902	(t)	12/01/26	500	406,125
GO, Ser. A, Rfdg.	4.000		12/01/27	500	539,240
GO, Ser. A, Rfdg.	5.000		12/01/35	500	572,840
GO, Ser. A, Rfdg.	7.000		12/01/44	3,390	4,118,884

See Notes to Financial Statements.

PGIM Muni High Income Fund	19

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
Chicago Brd. of Edu., (cont’d.)
GO, Ser. C	5.250%	12/01/35	1,015	$1,122,285
GO, Ser. D	5.000	12/01/46	1,470	1,649,796
GO, Ser. G, Rfdg.	5.000	12/01/34	2,155	2,456,291
GO, Ser. H	5.000	12/01/46	2,390	2,663,273
Chicago Brd. of Edu., Rev., Spl. Tax	6.000	04/01/46	1,500	1,789,860
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Ser. B, AGM, Rfdg.	4.000	01/01/53	3,005	3,318,932
Gen., Sr. Lien, Ser. D, AMT	5.000	01/01/52	1,000	1,147,760
Gen., Third Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,651,005
Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,176,720
Sr. Lien, Ser. A, AMT, Rfdg.	5.000	01/01/48	1,000	1,183,290
Sr. Lien, Ser. G, AMT	5.000	01/01/52	1,000	1,147,760
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,164,530
Chicago Transit Auth. Rev., Second Lien	5.000	12/01/46	5,000	5,661,100
Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,725,124
Chicago, IL,
GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	806,513
GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	6,520	7,321,438
GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,381,090
GO, Ser. A	5.500	01/01/39	1,865	2,086,394
GO, Ser. A, Rfdg.	5.000	01/01/34	3,650	3,956,089
GO, Ser. A, Rfdg.	5.500	01/01/49	1,000	1,163,320
GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	2,964,975
GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,137,350
GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,751,275
Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,189,004
Illinois Fin. Auth. Rev.,
Impt., Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,101,490
Presence Hlth. Netw. Ser. C, Rfdg. (Pre-refunded 02/15/27)(ee)	4.000	02/15/41	10	11,666
Presence Hlth. Netw. Ser. C, Unrefunded, Rfdg.	4.000	02/15/41	5,990	6,566,777
Illinois St.,
GO	4.000	06/01/36	3,000	3,080,700
GO	5.000	04/01/31	2,000	2,174,600
GO	5.000	01/01/32	1,335	1,479,567
GO	5.000	05/01/33	950	1,030,987
GO	5.000	03/01/36	1,800	1,879,020

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
Illinois St., (cont’d.)
GO	5.000%	05/01/36	2,000	$2,161,280
GO	5.000	02/01/39	2,215	2,373,971
GO	5.000	05/01/39	3,000	3,226,230
GO	5.250	07/01/31	1,000	1,082,550
GO, Rfdg.	5.000	08/01/25	1,000	1,065,870
GO, Ser. A	5.000	01/01/33	2,000	2,086,360
GO, Ser. A	5.000	01/01/34	1,600	1,668,064
GO, Ser. A	5.000	12/01/35	2,000	2,257,460
GO, Ser. A	5.000	12/01/42	2,500	2,783,900
GO, Ser. C	5.000	11/01/29	1,250	1,417,300
GO, Ser. D	5.000	11/01/27	4,000	4,585,080
Illinois St. Toll Hwy. Auth. Rev., Ser. A	4.000	01/01/44	1,000	1,117,420
Railsplitter Tob. Settlement Auth. Rev., (Pre-refunded 06/01/21)(ee)	6.000	06/01/28	2,250	2,416,882
Regl. Transn. Auth. Rev.,
Ser. A	4.000	06/01/38	4,015	4,338,689
Ser. A	4.000	06/01/39	3,015	3,251,979
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,594,425

				120,578,424

Indiana 0.5%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000	10/01/39	1,000	1,001,460
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	600	654,720
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,752,930
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. Rfdg. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,674,465

				5,083,575

Iowa 0.1%
Iowa St. Fin. Auth. Rev.,
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	3.125	12/01/22	500	506,605
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000	12/01/19	245	245,502

				752,107

See Notes to Financial Statements.

PGIM Muni High Income Fund	21

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kansas 0.2%
Kansas St. Dev. Fin. Auth. Rev., Adventist Hlth. Sys./Sunbelt, Ser. C, Rfdg. (Pre-refunded 11/15/19)(ee)	5.750%	11/15/38	20	$20,027
Overland Park Dev. Corp. Rev., Rfdg.	5.000	03/01/49	1,000	1,178,710
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	980	1,024,658

				2,223,395

Kentucky 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000	08/15/46	3,500	4,020,835
Owen Cnty. Wtrwks. Sys. Rev.,
Amern. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	501,785
Amern. Wtr. Co. Proj., Ser. B	5.625	09/01/39	500	501,555

				5,024,175

Louisiana 0.8%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Ser. A, 144A	5.625	06/15/48	2,000	2,131,180
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev.,
Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,047,240
Woman’s Hosp. Fndtn., Ser. A (Pre-refunded 10/01/20)(ee)	6.000	10/01/44	2,000	2,087,000
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,120,160
New Orleans Sewerage Serv. Rev., Rfdg.	5.000	06/01/44	1,000	1,128,060

				7,513,640

Maine 0.2%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500	07/01/32	2,000	2,182,280

Maryland 1.2%
Frederick Cnty. Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B, 144A	7.125	07/01/43	1,985	2,004,691

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Maryland (cont’d.)
Frederick Cnty. Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500%	07/01/40	4,290	$4,373,655
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,475,522
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Transn. Facs. Proj., Ser. A, Rfdg.	5.000	06/01/35	1,000	1,205,550
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Charlestown Cmnty., Rfdg. (Pre-refunded 01/01/21)(ee)	6.250	01/01/41	1,500	1,585,410
Lifebridge Hlth. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	600	646,308

				11,291,136

Massachusetts 1.0%
Massachusetts St. Dev. Fin. Agcy. Rev.,
Atrius Hlth., Ser. A, Rfdg.	4.000	06/01/49	4,440	4,724,693
Ser. A, Rfdg.	4.000	07/01/44	2,660	2,870,672
Tufts Med. Ctr., Ser. I, Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	1,200	1,282,800
Tufts Med. Ctr., Ser. I, Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	800	854,720

				9,732,885

Michigan 0.9%
Michigan Fin. Auth. Rev., Sr. Lien, Detroit Wtr. & Swr., Ser. C-1	5.000	07/01/44	1,000	1,073,390
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375	10/15/41	750	804,450
Michigan St. Strategic Fund Rev.,
I-75 Imp. Proj., AMT, AGM	4.500	06/30/48	1,250	1,395,687
Var. Detroit Ed., Rmkt., Rfdg.	5.625	07/01/20	1,000	1,026,770
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500	12/01/20	1,010	1,021,969
Summit Academy Rev., Rfdg.	6.250	11/01/25	1,570	1,571,711
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000	12/01/28	1,500	1,647,015

				8,540,992

See Notes to Financial Statements.

PGIM Muni High Income Fund	23

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Minnesota 1.0%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000%	07/01/44	1,250	$1,310,163
Rochester Rev., Mayo Clinic	4.000	11/15/48	3,000	3,361,320
St. Cloud Rev.,
Centracare Hlth., Rfdg.	4.000	05/01/49	1,000	1,102,470
Centracare Hlth., Ser. A, Rfdg.	4.000	05/01/37	1,250	1,371,187
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000	11/15/44	1,000	1,212,640
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500	10/01/37	1,000	1,034,680

				9,392,460

Missouri 2.4%
Lees Summit, Tax Alloc., Impt., Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	2,046,040
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875	11/01/39	1,500	1,503,990
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	2,144,750
Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,050,030
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,035	1,089,617
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	2,096,660
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,351,600
Lutheran Sr. Svcs., Ser. A	5.000	02/01/42	1,500	1,688,190
Poplar Bluff Regl. Transn. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,197,020
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Ser. A	5.250	09/01/53	2,000	2,260,360
Friendship Vlg. Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,111,910
St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	1,091,070

				22,631,237

Nevada 0.3%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,180	1,238,292
Nevada St. Dept. of Bus. & Ind. Rev.,
Somerset Acad., Ser. A, 144A	5.000	12/15/48	500	537,520
Somerset Acad., Ser. A, 144A	5.125	12/15/45	1,000	1,083,550

				2,859,362

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 8.0%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc., Proj., AMT, Rfdg.	5.750%	09/15/27	1,530	$1,685,448
Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250	09/15/29	5,000	5,464,050
Continental Airlines, Inc., United Airlines, Inc. Proj.,
AMT	5.125	09/15/23	5,000	5,379,600
Continental Airlines, Inc., United Airlines, Inc. Proj.,
Ser. A, AMT	5.625	11/15/30	2,275	2,611,882
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,556,188
N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,132,060
Port Newark Container, AMT, Rfdg.	5.000	10/01/47	2,500	2,856,875
Ser. AAA	5.000	06/15/41	2,020	2,280,701
Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,791,255
Ser. DDD	5.000	06/15/42	1,000	1,125,780
Ser. WW	5.250	06/15/40	1,250	1,415,613
St. Gov’t. Bldgs. Proj., Ser. C	5.000	06/15/47	2,000	2,253,840
St. House Proj., Ser. B, Rmkt.	5.000	06/15/43	1,000	1,140,090
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,913,350
Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,597,170
Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,171,896
United Airlines, Inc. Proj., Rmkt., AMT	5.500	06/01/33	2,000	2,232,340
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	539,455
Barnabas Hlth., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.625	07/01/37	1,000	1,072,080
RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000	07/01/43	1,500	1,766,385
University Hosp. Ser. A, AGM, Rfdg.	5.000	07/01/46	1,500	1,693,245
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Trans. Sys., Ser. A, Rfdg.	5.000	12/15/36	1,250	1,450,288
Trans. Sys., Ser. AA	5.000	06/15/45	1,200	1,328,976
Trans. Sys., Ser. AA	5.000	06/15/46	1,940	2,205,935
Trans. Sys., Ser. AA	5.250	06/15/41	1,000	1,130,690
Trans. Sys., Ser. AA	5.250	06/15/43	5,095	5,939,343
New Jersey Tpk. Auth. Rev., Ser. A	4.000	01/01/48	1,000	1,115,610
New Jersey Transn. Tr. Fd. Auth. Rev., Ser. BB	5.000	06/15/44	1,500	1,712,790
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000	11/01/39	750	841,185
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/46	4,000	4,552,200

See Notes to Financial Statements.

PGIM Muni High Income Fund	25

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)
Tob. Settlement Fing. Corp. Rev., (cont’d.)
Ser. A, Rfdg.	5.250%		06/01/46	3,000	$3,484,650
Sub., Ser. B, Rfdg.	5.000		06/01/46	7,000	7,706,440

					74,147,410

New York 4.8%
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rfdg., 144A	5.000		01/01/35	1,000	1,100,210
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	6.823	(t)	06/01/47	5,000	756,600
Asset Bkd., 2nd Sub., Ser. C, CABS, Rfdg.	7.359	(t)	06/01/50	4,000	442,760
Glen Cove Loc. Econ. Asst. Corp. Rev.,
Garvies Pt. Impt. Proj., Ser. A	5.000		01/01/56	2,105	2,276,979
Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000	(cc)	01/01/55	1,000	956,290
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	5.750		11/15/51	1,750	1,903,598
Bank of America, Rfdg.	2.800		09/15/69	1,000	1,019,710
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000		11/15/44	5,000	5,512,750
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000		12/01/45	1,000	1,122,210
New York St. Thruway Auth. Rev., Ser. B, Rfdg.	4.000		01/01/50	1,500	1,663,155
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000		01/01/33	560	669,138
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000		01/01/34	1,000	1,192,440
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.000		07/01/46	4,885	5,400,465
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.250		01/01/50	9,250	10,325,312
Oneida Cnty. Loc. Dev. Corp., Mohawk Valley Hlth. Sys. Proj. Ser. A, Rfdg.	4.000		12/01/49	500	548,120
Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012, Rfdg. (Pre-refunded 07/01/22)(ee)	5.000		07/01/42	1,000	1,101,330
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Int’l. Air Term.	5.000		12/01/20	340	347,395
JFK Int’l. Air Term.	6.000		12/01/42	2,500	2,618,925
TSASC, Inc., Rev., Ser. A, Rfdg.	5.000		06/01/41	4,750	5,331,068

					44,288,455

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

North Carolina 0.3%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%	01/01/39	750	$755,663
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	1,066,150
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/51	1,250	1,417,637

				3,239,450

North Dakota 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000	07/01/35	750	795,750

Ohio 5.4%
Buckeye Tob. Settlement Fin. Auth. Rev.,
Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,830	2,833,085
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	7,100	7,119,454
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/47	8,655	8,710,565
Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	7,675	7,849,223
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/52	575	644,673
Metro Hlth. Sys., Rfdg.	5.000	02/15/57	2,965	3,303,840
Metro Hlth. Sys., Rfdg.	5.500	02/15/52	5,295	6,160,203
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	1,245	1,444,013
Franklin Cnty. Hosp. Facs. Rev.,
Hlth. Corp., Ser. A	4.000	05/15/47	2,500	2,760,200
Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,152,480
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,324,825
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg. (Pre-refunded 06/01/21)(ee)	6.250	12/01/34	600	646,830
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.000	11/15/41	750	821,520
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500	11/15/37	875	967,006
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,268,100

See Notes to Financial Statements.

PGIM Muni High Income Fund	27

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)
Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500%		01/15/48	1,000	$1,080,300
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000		06/30/53	1,000	1,104,970

					50,191,287

Oklahoma 2.4%
Oklahoma St. Dev., Fin. Auth. Rev.,
OU Medicine Proj., Ser. B	5.250		08/15/48	1,455	1,726,459
OU Medicine Proj., Ser. B	5.500		08/15/52	7,530	9,030,955
OU Medicine Proj., Ser. B	5.500		08/15/57	4,070	4,849,975
St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000		02/15/42	1,500	1,627,110
Tulsa Cnty. Indl. Auth. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250		11/15/45	1,000	1,131,670
Montereau, Inc. Proj., Ser A, Rfdg. (Pre-refunded 05/01/20)(ee)	7.125		11/01/30	1,000	1,028,450
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev.,
American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000	(cc)	06/01/35	1,250	1,406,800
American Airlines, Ser. A, AMT, Rfdg.	5.500		06/01/35	1,000	1,090,860

					21,892,279

Oregon 0.4%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400		10/01/44	1,000	1,089,210
Salem Hosp. Facs. Auth. Rev.,
Capital Manor, Inc., Rfdg.	6.000		05/15/42	1,000	1,081,970
Multi Modal-Salem Hlth. Proj. Ser. A, Rfdg.	4.000		05/15/49	1,500	1,633,170

					3,804,350

Pennsylvania 5.1%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded 12/01/21)(ee)	5.375		12/01/41	2,700	2,920,455
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000		10/01/44	1,000	1,086,910
Comnwlth. Fing. Auth. Rev., Tobacco Master Stlmnt. Pymt.	5.000		06/01/35	1,000	1,211,610

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)
Cumberland Cnty. Mun. Auth., Rev.,
Asbury PA Oblig. Grp., Rfdg.	5.250%	01/01/41	1,000	$1,031,610
Asbury PA Oblig. Grp., Rfdg.	6.125	01/01/45	2,000	2,010,920
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,526,328
Lehigh Cnty. Rev., Lehigh Valley Hlth. Netw. Rfdg.	4.000	07/01/49	1,500	1,618,440
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,167,980
Pennsylvania Comnwlth., Ser. A, COP, Rfdg.	4.000	07/01/46	1,500	1,651,215
Pennsylvania Econ. Dev. Fin. Auth. Rev.,
Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250	01/01/32	750	754,538
US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	504,656
Pennsylvania Tpk. Comm. Rev., Sub., Ser. A	4.000	12/01/49	1,515	1,655,031
Pennsylvania Tpk. Commn. Rev.,
Ser. A-1	5.000	12/01/46	3,950	4,582,198
Sub., Ser. A	5.500	12/01/42	1,500	1,805,130
Sub., Ser. A	5.500	12/01/46	1,740	2,084,311
Sub., Ser. A-1	5.000	12/01/46	2,000	2,292,560
Sub., Ser. B-1	5.250	06/01/47	2,000	2,363,740
Philadelphia Auth. for Indl. Dev. Rev.,
First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,306,760
Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	2,795	2,964,684
Mariana Bracetti Academy	7.625	12/15/41	2,000	2,173,840
New Fndtn. Chrt. Sch. Proj. (Pre-refunded 12/15/22)(ee)	6.625	12/15/41	1,000	1,159,970
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625	07/01/42	6,750	7,319,700

				47,192,586

Puerto Rico 4.6%
Puerto Rico Comnwlth. Aqueduct & Swr. Auth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	4.000	07/01/22	2,535	2,614,219
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	4.250	07/01/25	1,200	1,225,500
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.000	07/01/33	1,910	1,988,787
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.125	07/01/37	155	161,781
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.250	07/01/42	1,250	1,307,812
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750	07/01/37	1,375	1,459,219
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000	07/01/47	1,170	1,244,588

See Notes to Financial Statements.

PGIM Muni High Income Fund	29

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Restructured Ser. A-1	4.750%		07/01/53	7,071	$7,303,636
Restructured Ser. A-1	5.000		07/01/58	14,121	14,824,226
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured Ser. A-1, CABS	5.040	(t)	07/01/46	5,156	1,340,560
Restructured Ser. A-1, CABS	5.074	(t)	07/01/51	6,725	1,303,910
Ser. A-2	4.329		07/01/40	7,500	7,612,425

					42,386,663

Rhode Island 0.3%
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000		06/01/40	2,600	2,893,436

South Carolina 0.7%
South Carolina Prt. Auth. Rev.,
AMT	4.000		07/01/45	1,500	1,592,655
AMT	4.000		07/01/55	2,000	2,138,960
South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250		12/01/55	2,500	2,884,700

					6,616,315

South Dakota 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000		07/01/42	1,655	1,740,249

Tennessee 0.9%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A (Pre-refunded 01/01/23)(ee)	5.250		01/01/45	2,000	2,241,660
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000		11/15/48	2,000	2,159,500
Memphis-Shelby Cnty. Indl. Dev. Brd. Tax Alloc., Sr. Tax Incr.-Graceland, Ser. A, Rfdg.	5.625		01/01/46	500	552,765
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000		07/01/37	850	895,356

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Tennessee (cont’d.)
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%		12/01/42	1,100	$1,153,339
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000		02/01/22	1,000	1,072,650

					8,075,270

Texas 9.9%
Arlington Higher Ed. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625		08/15/46	1,050	1,066,013
Austin Convention Enterprises, Inc., Rev.,
Sub., Second Tier, Ser. B, Rfdg.	5.000		01/01/32	1,135	1,300,120
Sub., Second Tier, Ser. B, Rfdg.	5.000		01/01/34	1,050	1,195,982
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000		07/15/41	1,250	1,392,112
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125		04/01/45	2,050	2,085,547
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien, Rfdg. (Pre-refunded 01/01/21)(ee)	6.000		01/01/41	2,000	2,109,340
Sr. Lien, Ser. A	5.000		01/01/45	1,000	1,128,170
Sub., Rfdg.	4.000		01/01/41	1,100	1,171,060
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000		08/15/42	1,000	1,064,660
Idea Pub. Sch.	6.000		08/15/43	1,000	1,134,040
Idea Pub. Sch. (Pre-refunded 08/15/21)(ee)	5.750		08/15/41	1,000	1,077,680
Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000		02/15/38	2,000	2,010,600
Uplift Ed., Ser. A, Rfdg. (Pre-refunded 12/01/20)(ee)	6.125		12/01/40	3,000	3,154,980
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250		09/01/44	1,370	1,504,438
Grand Parkway Transn. Corp., First Tier Toll Rev., Ser. A	5.125		10/01/43	2,000	2,207,520
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 11/01/19)	1.340	(cc)	09/01/25	4,500	4,500,000
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 11/01/19)	1.340	(cc)	12/01/25	6,310	6,310,000
Exxon Mobil Proj. Ser. B, FRDD (Mandatory put date 11/01/19)	1.300	(cc)	06/01/25	3,700	3,700,000
Houston Arpt. Sys. Rev.,
Ser. B-1, AMT	5.000		07/15/35	2,000	2,234,040
Spl. Facs. Cont. Airlines, Inc., Ser. A, AMT, Rfdg.	6.625		07/15/38	1,500	1,604,220
Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000		07/01/32	1,000	1,084,750

See Notes to Financial Statements.

PGIM Muni High Income Fund	31

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Houston Arpt. Sys. Rev., (cont’d.)
Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/25	250	$264,610
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc., Ser. A	5.000		02/15/42	1,250	1,305,713
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500		05/15/31	535	576,254
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500		05/15/31	465	500,856
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000		08/15/35	3,000	3,424,080
Lower Neches Vlly. Auth. Indl. Dev. Corp. Rev., Exxon Mobil Corp. Proj., Ser. B, Rfdg., FRDD (Mandatory put date 11/01/19)	1.300	(cc)	11/01/29	5,985	5,985,000
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000		06/01/30	1,000	1,066,980
AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000		06/01/30	1,800	1,920,564
Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, AMT, Rfdg., 144A	4.625		10/01/31	2,000	2,167,700
New Hope Cultural Ed. Facs. Corp. Rev.,
Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000		08/15/46	2,000	2,041,180
MRC Crestview, Rfdg.	5.000		11/15/46	1,150	1,234,962
Westminster Manor Proj., Rfdg.	4.000		11/01/36	1,475	1,568,131
North Tex. Twy. Auth. Rev.,
First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000		01/01/38	2,000	2,109,340
Rfdg.	5.000		01/01/48	1,250	1,482,887
Second Tier, Ser. A, Rfdg.	4.000		01/01/38	2,000	2,155,180
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000		08/15/46	1,000	1,058,820
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/20)(ee)	6.700		08/15/40	1,000	1,042,020
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000		11/15/40	1,100	1,174,195
Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000		10/01/44	1,000	1,084,540
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250		12/15/26	4,100	5,005,813
Texas Priv. Activity Surface Transn. Corp. Rev.,
Sr. Lien, Blueridge Transn., AMT	5.000		12/31/50	1,930	2,145,002
Sr. Lien, LBJ Infrastructure	7.000		06/30/40	4,670	4,844,284
Sr. Lien, NTE Mobility Partners	6.875		12/31/39	2,000	2,018,020
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750		06/30/43	500	579,610
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000		12/31/38	1,500	1,758,465

					91,549,478

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Utah 0.2%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000%		07/01/47	1,100	$1,283,843
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000		04/15/45	1,000	1,008,820

					2,292,663

Vermont 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400		05/01/33	1,100	1,148,378

Virginia 1.9%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg. (Convert to Fixed on 07/15/23)	0.000	(cc)	07/15/40	1,000	989,620
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875		03/01/36	1,250	1,314,225
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Ser. B, Rfdg.	4.000		11/01/48	2,000	2,215,160
Virginia Small Business Fin. Auth. Rev., Transform 66 P3 Proj., AMT	5.000		12/31/56	2,000	2,282,000
Virginia Small Business Fin. Auth. Rev., Sr. Lien,
Elizabeth River Crossings OpCo LLC Proj., AMT	5.250		01/01/32	2,055	2,237,607
Elizabeth River Crossings OpCo LLC Proj., AMT	5.500		01/01/42	3,000	3,264,720
Express Lanes LLC Proj., AMT	5.000		01/01/40	4,780	5,092,851

					17,396,183

Washington 1.7%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000		04/01/30	1,000	1,092,910
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Skagit Valley Hosp.	5.750		12/01/35	625	648,163
Skagit Valley Hosp., Ser. A, Rfdg.	5.000		12/01/37	3,000	3,276,750
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250		06/01/32	1,160	1,219,438
Washington St. Convention Ctr. Pub. Facs. Dist. Rev., Civic Convention Ctr.	4.000		07/01/58	2,000	2,157,900
Washington St. Healthcare Facs. Auth. Rev.,
Kadlec Regl. Med. Ctr., Rdfg. (Pre-refunded 12/01/21)(ee)	5.000		12/01/42	1,000	1,077,210
Overlake Hosp. Med. Ctr., Rfdg.	5.000		07/01/38	1,100	1,239,370

See Notes to Financial Statements.

PGIM Muni High Income Fund	33

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington (cont’d.)
Washington St. Healthcare Facs. Auth. Rev., (cont’d.)
Overlake Hosp. Med. Ctr., Ser. A	4.000%	07/01/42	2,500	$2,724,825
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375	01/01/44	2,000	2,284,060

				15,720,626

West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Ser. A, Rfdg.	4.125	01/01/47	1,500	1,600,980

Wisconsin 1.7%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Ser. A, 144A	5.125	06/01/48	1,000	1,066,830
Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125	02/01/46	1,000	1,034,710
Corvian Cmnty. Sch., Ser. A, 144A	5.125	06/15/47	2,000	2,059,020
Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,078,610
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.250	01/01/38	1,750	1,844,395
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.375	01/01/48	2,000	2,110,300
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,598,175
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,088,120
Wakemed Hosp., Ser. A, Rfdg.	4.000	10/01/49	2,000	2,162,620
Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance Sr. Credit Grp., Ser. B-1, Rmkt, Rfdg.	4.000	11/15/43	1,500	1,653,210

				15,695,990

TOTAL INVESTMENTS 99.8% (cost $860,127,796)				927,174,760
Other assets in excess of liabilities 0.2%				1,859,960

NET ASSETS 100.0%				$929,034,720

See Notes to Financial Statements.

34

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CDD—Community Development District

COP—Certificates of Participation

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

PCR—Pollution Control Revenue

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $483,800 and 0.1% of net assets.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $820,000. The aggregate value of $483,800 is 0.1% of net assets.
(t)	Represents zero coupon. Rate quoted represents effective yield at October 31, 2019.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Municipal Bonds
Alabama	$—	$3,903,475	$—
Alaska	—	5,211,295	—
Arizona	—	37,643,040	—
California	—	75,692,129	—

See Notes to Financial Statements.

PGIM Muni High Income Fund	35

Schedule of Investments (unaudited) (continued)

as of October 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Municipal Bonds (continued)
Colorado	$—	$24,779,031	$—
Connecticut	—	4,675,920	—
Delaware	—	3,156,340	—
District of Columbia	—	14,502,816	—
Florida	—	81,914,475	483,800
Georgia	—	10,943,848	—
Hawaii	—	3,795,125	—
Illinois	—	120,578,424	—
Indiana	—	5,083,575	—
Iowa	—	752,107	—
Kansas	—	2,223,395	—
Kentucky	—	5,024,175	—
Louisiana	—	7,513,640	—
Maine	—	2,182,280	—
Maryland	—	11,291,136	—
Massachusetts	—	9,732,885	—
Michigan	—	8,540,992	—
Minnesota	—	9,392,460	—
Missouri	—	22,631,237	—
Nevada	—	2,859,362	—
New Jersey	—	74,147,410	—
New York	—	44,288,455	—
North Carolina	—	3,239,450	—
North Dakota	—	795,750	—
Ohio	—	50,191,287	—
Oklahoma	—	21,892,279	—
Oregon	—	3,804,350	—
Pennsylvania	—	47,192,586	—
Puerto Rico	—	42,386,663	—
Rhode Island	—	2,893,436	—
South Carolina	—	6,616,315	—
South Dakota	—	1,740,249	—
Tennessee	—	8,075,270	—
Texas	—	91,549,478	—
Utah	—	2,292,663	—
Vermont	—	1,148,378	—
Virginia	—	17,396,183	—
Washington	—	15,720,626	—
West Virginia	—	1,600,980	—
Wisconsin	—	15,695,990	—

Total	$—	$926,690,960	$483,800

See Notes to Financial Statements.

36

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2019 were as follows:

Healthcare	22.8%
Special Tax/Assessment District	11.5
Transportation	11.3
Corporate Backed IDB & PCR	11.1
Tobacco Appropriated	8.4
General Obligation	8.3
Education	8.1
Pre-Refunded	5.1
Pre-pay Gas	4.6
Lease Backed Certificate of Participation	3.0
Water & Sewer	2.1%
Development	1.6
Power	1.0
Solid Waste/Resource Recovery	0.9

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

PGIM Muni High Income Fund	37

Statement of Assets and Liabilities (unaudited)

as of October 31, 2019

Assets
Unaffiliated investments (cost $860,127,796)	$927,174,760
Cash	32,969
Interest receivable	14,446,304
Receivable for Fund shares sold	1,444,169
Prepaid expenses	6,450

Total Assets	943,104,652

Liabilities
Payable for investments purchased	10,910,423
Payable for Fund shares reacquired	2,052,112
Management fee payable	391,639
Dividends payable	381,882
Distribution fee payable	163,336
Accrued expenses and other liabilities	158,326
Affiliated transfer agent fee payable	12,214

Total Liabilities	14,069,932

Net Assets	$929,034,720

Net assets were comprised of:
Shares of beneficial interest, at par	$882,435
Paid-in capital in excess of par	875,399,053
Total distributable earnings (loss)	52,753,232

Net assets, October 31, 2019	$929,034,720

See Notes to Financial Statements.

38

Class A
Net asset value and redemption price per share, ($374,483,734 ÷ 35,541,315 shares of beneficial interest issued and outstanding)	$10.54
Maximum sales charge (3.25% of offering price)	0.35

Maximum offering price to public	$10.89

Class B
Net asset value, offering price and redemption price per share,
($10,626,107 ÷ 1,008,263 shares of beneficial interest issued and outstanding)	$10.54

Class C
Net asset value, offering price and redemption price per share,
($94,099,768 ÷ 8,930,230 shares of beneficial interest issued and outstanding)	$10.54

Class Z
Net asset value, offering price and redemption price per share,
($442,042,975 ÷ 42,024,406 shares of beneficial interest issued and outstanding)	$10.52

Class R6
Net asset value, offering price and redemption price per share,
($7,782,136 ÷ 739,262 shares of beneficial interest issued and outstanding)	$10.53

See Notes to Financial Statements.

PGIM Muni High Income Fund	39

Statement of Operations (unaudited)

Six Months Ended October 31, 2019

Net Investment Income (Loss)
Interest income	$20,613,509

Expenses
Management fee	2,272,210
Distribution fee(a)	974,289
Transfer agent’s fees and expenses (including affiliated expense of $39,966)(a)	306,989
Custodian and accounting fees	67,525
Registration fees(a)	58,782
Shareholders’ reports	26,243
Audit fee	19,885
Legal fees and expenses	12,874
Trustees’ fees	10,927
Miscellaneous	12,176

Total expenses	3,761,900
Less: Fee waiver and/or expense reimbursement(a)	(6,080)
Custodian fee credit	(860)

Net expenses	3,754,960

Net investment income (loss)	16,858,549

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	2,027,685
Net change in unrealized appreciation (depreciation) on investments	19,786,939

Net gain (loss) on investment transactions	21,814,624

Net Increase (Decrease) In Net Assets Resulting From Operations	$38,673,173

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	450,911	34,791	488,587	—	—
Transfer agent’s fees and expenses	102,905	9,483	26,918	167,623	60
Registration fees	14,442	8,015	7,723	20,017	8,585
Fee waiver and/or expense reimbursement	—	—	—	—	(6,080)

See Notes to Financial Statements.

40

Statements of Changes in Net Assets (unaudited)

	Six Months Ended October 31, 2019	Year Ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,858,549	$32,586,724
Net realized gain (loss) on investment transactions	2,027,685	(8,311,902)
Net change in unrealized appreciation (depreciation) on investments	19,786,939	21,794,364

Net increase (decrease) in net assets resulting from operations	38,673,173	46,069,186

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,613,317)	(12,784,930)
Class B	(224,373)	(869,397)
Class C	(1,420,457)	(3,352,033)
Class Z	(8,354,279)	(16,052,548)
Class R6	(147,841)	(210,839)

	(16,760,267)	(33,269,747)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	134,761,927	248,089,682
Net asset value of shares issued in reinvestment of dividends and distributions	14,627,173	28,688,077
Cost of shares reacquired	(106,209,912)	(264,452,843)

Net increase (decrease) in net assets from Fund share transactions	43,179,188	12,324,916

Total increase (decrease)	65,092,094	25,124,355

Net Assets:
Beginning of period	863,942,626	838,818,271

End of period	$929,034,720	$863,942,626

See Notes to Financial Statements.

PGIM Muni High Income Fund	41

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 4 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one fund: the PGIM Muni High Income Fund (the “Fund”).

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

42

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

PGIM Muni High Income Fund	43

Notes to Financial Statements (unaudited) (continued)

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and

44

waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and

PGIM Muni High Income Fund	45

Notes to Financial Statements (unaudited) (continued)

oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and 0.45% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the reporting period ended October 31, 2019.

The Manager has contractually agreed, through August 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.60% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

46

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.50% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

For the reporting period ended October 31, 2019, PIMS received $182,895 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended October 31, 2019, PIMS received $2,466 and $2,331 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

PGIM Muni High Income Fund	47

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended October 31, 2019, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain
$14,077,051	$17,413,322	$—

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2019, were $237,003,377 and $184,230,841, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2019 were as follows:

Tax Basis	$860,570,946

Gross Unrealized Appreciation	68,234,833
Gross Unrealized Depreciation	(1,631,019)

Net Unrealized Appreciation	$66,603,814

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after May 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before April 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. For the year ended April 30, 2019, approximately $19,389,000 of pre-enactment losses for the Fund was written off unused due to expiration. As of April 30, 2019, the Fund has post-enactment losses of approximately $25,789,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

48

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended April 30, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more (prior to July 15, 2019, $500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund is authorized to issue an unlimited number of shares of beneficial interest of each class at $0.01 par value divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of October 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,078 Class R6 shares of the Fund. At reporting period end, seven shareholders of record, each holding greater than 5% of the Fund, held 64% of the Fund’s outstanding shares.

PGIM Muni High Income Fund	49

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2019:
Shares sold	3,265,039	$34,184,566
Shares issued in reinvestment of dividends and distributions	571,341	6,001,077
Shares reacquired	(2,501,927)	(26,212,110)

Net increase (decrease) in shares outstanding before conversion	1,334,453	13,973,533
Shares issued upon conversion from other share class(es)	1,384,974	14,520,016
Shares reacquired upon conversion into other share class(es)	(253,700)	(2,651,667)

Net increase (decrease) in shares outstanding	2,465,727	$25,841,882

Year ended April 30, 2019:
Shares sold	6,372,328	$64,481,202
Shares issued in reinvestment of dividends and distributions	1,143,933	11,577,187
Shares reacquired	(7,357,744)	(74,369,930)

Net increase (decrease) in shares outstanding before conversion	158,517	1,688,459
Shares issued upon conversion from other share class(es)	1,975,248	20,068,401
Shares reacquired upon conversion into other share class(es)	(939,892)	(9,525,940)

Net increase (decrease) in shares outstanding	1,193,873	$12,230,920

Class B
Six months ended October 31, 2019:
Shares sold	31,455	$329,825
Shares issued in reinvestment of dividends and distributions	19,081	200,281
Shares reacquired	(171,384)	(1,797,123)

Net increase (decrease) in shares outstanding before conversion	(120,848)	(1,267,017)
Shares reacquired upon conversion into other share class(es)	(531,201)	(5,557,992)

Net increase (decrease) in shares outstanding	(652,049)	$(6,825,009)

Year ended April 30, 2019:
Shares sold	16,689	$168,443
Shares issued in reinvestment of dividends and distributions	73,041	739,322
Shares reacquired	(496,030)	(5,017,682)

Net increase (decrease) in shares outstanding before conversion	(406,300)	(4,109,917)
Shares reacquired upon conversion into other share class(es)	(924,091)	(9,361,292)

Net increase (decrease) in shares outstanding	(1,330,391)	$(13,471,209)

50

Class C	Shares	Amount
Six months ended October 31, 2019:
Shares sold	951,984	$9,984,715
Shares issued in reinvestment of dividends and distributions	115,247	1,210,584
Shares reacquired	(557,768)	(5,850,057)

Net increase (decrease) in shares outstanding before conversion	509,463	5,345,242
Shares reacquired upon conversion into other share class(es)	(894,832)	(9,398,106)

Net increase (decrease) in shares outstanding	(385,369)	$(4,052,864)

Year ended April 30, 2019:
Shares sold	1,473,740	$14,910,803
Shares issued in reinvestment of dividends and distributions	279,493	2,828,432
Shares reacquired	(2,036,139)	(20,528,579)

Net increase (decrease) in shares outstanding before conversion	(282,906)	(2,789,344)
Shares reacquired upon conversion into other share class(es)	(1,279,724)	(13,041,888)

Net increase (decrease) in shares outstanding	(1,562,630)	$(15,831,232)

Class Z
Six months ended October 31, 2019:
Shares sold	8,513,403	$89,274,031
Shares issued in reinvestment of dividends and distributions	673,973	7,067,396
Shares reacquired	(6,845,266)	(71,739,581)

Net increase (decrease) in shares outstanding before conversion	2,342,110	24,601,846
Shares issued upon conversion from other share class(es)	368,266	3,850,042
Shares reacquired upon conversion into other share class(es)	(80,315)	(839,246)

Net increase (decrease) in shares outstanding	2,630,061	$27,612,642

Year ended April 30, 2019:
Shares sold	16,442,249	$165,657,337
Shares issued in reinvestment of dividends and distributions	1,319,262	13,332,296
Shares reacquired	(16,231,282)	(163,114,951)

Net increase (decrease) in shares outstanding before conversion	1,530,229	15,874,682
Shares issued upon conversion from other share class(es)	1,347,097	13,634,360
Shares reacquired upon conversion into other share class(es)	(652,255)	(6,615,094)

Net increase (decrease) in shares outstanding	2,225,071	$22,893,948

Class R6
Six months ended October 31, 2019:
Shares sold	94,701	$988,790
Shares issued in reinvestment of dividends and distributions	14,086	147,835
Shares reacquired	(58,373)	(611,041)

Net increase (decrease) in shares outstanding before conversion	50,414	525,584
Shares issued upon conversion from other share class(es)	7,378	76,953

Net increase (decrease) in shares outstanding	57,792	$602,537

Year ended April 30, 2019:
Shares sold	286,836	$2,871,897
Shares issued in reinvestment of dividends and distributions	20,881	210,840
Shares reacquired	(141,536)	(1,421,701)

Net increase (decrease) in shares outstanding before conversion	166,181	1,661,036
Shares issued upon conversion from other share class(es)	475,956	4,841,453

Net increase (decrease) in shares outstanding	642,137	$6,502,489

PGIM Muni High Income Fund	51

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 900 million	$ 900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended October 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

52

When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the

PGIM Muni High Income Fund	53

Notes to Financial Statements (unaudited) (continued)

amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

54

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended October 31, 2019
			Year Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.28		$10.12	$10.12	$10.45	$10.26	$9.91
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.39	0.39	0.41	0.44	0.44
Net realized and unrealized gain (loss) on investment transactions	0.26		0.17	0.01	(0.33)	0.18	0.36
Total from investment operations	0.45		0.56	0.40	0.08	0.62	0.80
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.40)	(0.40)	(0.41)	(0.43)	(0.45)
Net asset value, end of period	$10.54		$10.28	$10.12	$10.12	$10.45	$10.26
Total Return(b):	4.43%		5.67%	3.99%	0.73%	6.19%	8.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$374,484		$339,940	$322,606	$343,939	$402,933	$375,176
Average net assets (000)	$358,769		$323,381	$337,410	$387,190	$379,356	$376,328
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.85%	(e)	0.85%	0.86%	0.87%	0.87%	0.87%
Expenses before waivers and/or expense reimbursement	0.85%	(e)	0.85%	0.86%	0.87%	0.87%	0.91%
Net investment income (loss)	3.69%	(e)	3.88%	3.86%	3.99%	4.30%	4.36%
Portfolio turnover rate(f)(g)	20%		54%	36%	39%	9%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund	55

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended October 31, 2019
			Year Ended April 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.28		$10.12	$10.13	$10.46	$10.27	$9.92
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.37	0.37	0.39	0.42	0.42
Net realized and unrealized gain (loss) on investment transactions	0.26		0.16	(0.01)	(0.34)	0.17	0.36
Total from investment operations	0.43		0.53	0.36	0.05	0.59	0.78
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.37)	(0.37)	(0.38)	(0.40)	(0.43)
Net asset value, end of period	$10.54		$10.28	$10.12	$10.13	$10.46	$10.27
Total Return(b):	4.20%		5.31%	3.60%	0.50%	5.93%	7.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,626		$17,068	$30,272	$42,104	$57,613	$62,944
Average net assets (000)	$13,841		$24,102	$36,097	$50,808	$59,446	$66,035
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.29%	(d)	1.19%	1.14%	1.12%	1.12%	1.12%
Expenses before waivers and/or expense reimbursement	1.29%	(d)	1.19%	1.14%	1.12%	1.12%	1.12%
Net investment income (loss)	3.24%	(d)	3.61%	3.58%	3.73%	4.06%	4.11%
Portfolio turnover rate(e)(f)	20%		54%	36%	39%	9%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

56

Class C Shares
	Six Months Ended October 31, 2019
			Year Ended April 30,
			2019	2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.28		$10.12	$10.12		$10.45	$10.27	$9.92
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.31	0.32		0.33	0.36	0.37
Net realized and unrealized gain (loss) on investment transactions	0.26		0.17	-	(b)	(0.33)	0.17	0.35
Total from investment operations	0.41		0.48	0.32		0.00	0.53	0.72
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.32)	(0.32)		(0.33)	(0.35)	(0.37)
Net asset value, end of period	$10.54		$10.28	$10.12		$10.12	$10.45	$10.27
Total Return(c):	4.04%		4.88%	3.21%		0.01%	5.31%	7.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$94,100		$95,749	$110,077		$119,937	$125,439	$105,708
Average net assets (000)	$97,186		$104,786	$114,788		$127,425	$111,295	$97,740
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.62%		1.62%	1.62%	1.62%
Expenses before waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.62%		1.62%	1.62%	1.62%
Net investment income (loss)	2.93%	(e)	3.10%	3.11%		3.24%	3.55%	3.61%
Portfolio turnover rate(f)(g)	20%		54%	36%		39%	9%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund	57

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended October 31, 2019
			Year Ended April 30,
			2019	2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.26		$10.10	$10.11		$10.44	$10.25	$9.90
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.41	0.42		0.44	0.46	0.47
Net realized and unrealized gain (loss) on investment transactions	0.26		0.17	-	(b)	(0.33)	0.18	0.36
Total from investment operations	0.47		0.58	0.42		0.11	0.64	0.83
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.42)	(0.43)		(0.44)	(0.45)	(0.48)
Net asset value, end of period	$10.52		$10.26	$10.10		$10.11	$10.44	$10.25
Total Return(c):	4.55%		5.90%	4.15%		1.02%	6.48%	8.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$442,043		$404,188	$375,466		$336,781	$274,404	$180,050
Average net assets (000)	$426,626		$385,217	$370,141		$307,480	$208,377	$152,856
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.62%	(e)	0.63%	0.62%		0.62%	0.62%	0.62%
Expenses before waivers and/or expense reimbursement	0.62%	(e)	0.63%	0.62%		0.62%	0.62%	0.62%
Net investment income (loss)	3.92%	(e)	4.08%	4.11%		4.24%	4.54%	4.61%
Portfolio turnover rate(f)(g)	20%		54%	36%		39%	9%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

58

Class R6 Shares
	Six Months Ended October 31, 2019		Year Ended April 30, 2019	June 27, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.27		$10.11	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.42	0.36
Net realized and unrealized gain (loss) on investment transactions	0.26		0.17	(0.11)
Total from investment operations	0.47		0.59	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.43)	(0.37)
Net asset value, end of period	$10.53		$10.27	$10.11
Total Return(c):	4.56%		5.94%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,782		$6,998	$398
Average net assets (000)	$7,523		$4,932	$53
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60%	(e)	0.60%	0.59%	(e)
Expenses before waivers and/or expense reimbursement	0.76%	(e)	0.89%	25.88%	(e)
Net investment income (loss)	3.93%	(e)	4.19%	4.31%	(e)
Portfolio turnover rate(f)(g)	20%		54%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund	59

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Muni High Income Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board

PGIM Muni High Income Fund

[1]	PGIM Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

Approval of Advisory Agreements (continued)

considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management,

Visit our website at pgiminvestments.com

investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Muni High Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended April 30, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer

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Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five- and ten-year periods, though it underperformed over the one- and three-year periods.
•

The Board considered PGIM Investments’ assertion that the Fund’s performance relative to its benchmark index was more relevant than peer relative performance in evaluating the Fund because the Fund invested in both investment grade and high yield securities, unlike the other funds included in the Peer Universe.

•

The Board also noted PGIM Investments’ assertion that the Fund’s barbell approach to investing, which focuses on investing in both investment grade and high-yield securities, has resulted in a lower standard deviation to the Fund’s benchmark index as compared to its peers.

•

In this regard, the Board noted information provided by PGIM Investments indicating that the Fund outperformed its benchmark index over almost all rolling three-year periods, and all rolling five-year periods.

•	The Board also considered that the Fund’s investment objective is to seek income, and the Fund’s yield ranked in the top 30% of funds in the Peer Universe.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual fund operating expenses for Class R6 shares to exceed 0.60% through August 31, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Muni High Income Fund

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM MUNI HIGH INCOME FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX	PHIQX
CUSIP	74440M104	74440M203	74440M302	74440M401	74440M609

MF133E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 16, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	December 16, 2019